                              As Filed with the Securities and Exchange Commission on November 13, 2009

                                                        File Nos. 333-141909
                                                             811-09327

                                                           UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-4

                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                  Post-Effective Amendment No. 10

                                                                And

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                  Post-Effective Amendment No. 100

                                           ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                                     (Exact Name of Registrant)

                                                  ALLSTATE LIFE INSURANCE COMPANY
                                                         (Name of Depositor)

                                                         3100 Sanders Road
                                                     Northbrook, Illinois 60062
                                                            847-402-5000
                             (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                           SUSAN L. LEES
                                        Senior Vice President, General Counsel and Secretary
                                                  Allstate Life Insurance Company
                                                    3100 Sanders Road, Suite J5B
                                                     Northbrook, Illinois 60062
                                              (Name and Address of Agent for Service)

                                                              Copy to:

                                                            Jocelyn Liu
                                                         Assistant Counsel
                                                  Allstate Life Insurance Company
                                                    3100 Sanders Road, Suite J5B
                                                        Northbrook, IL 60062

                                    Approximate Date of Proposed Sale to the Public: Continuous

                            It is proposed that this filing become effective: (check appropriate space)

                                 [_] immediately upon filing pursuant to paragraph (b) of Rule 485

                                      [_] on May 1, 2008 pursuant to paragraph (b) of Rule 485

                                 [X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

                                      [_] on ______ pursuant to paragraph (a) (i) of Rule 485

                                 [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

                                      [_] on ______ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

Note: Registrant is filing this Post-Effective Amendment No. 10 to Registration Statement No. 333-141909 for the purpose of including a Prospectus Supplement in the Registration Statement. The Prospectus, Statement of Additional Information and Part C
that were filed as part of Post-Effective Amendment No. 9 filed with the SEC on April 24, 2009, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                  Allstate Life Insurance Company

                                 Allstate RetirementAccess Variable Annuity B SeriesSM ("B Series")
                                 Allstate RetirementAccess Variable Annuity L SeriesSM ("L Series")
                                 Allstate RetirementAccess Variable Annuity X SeriesSM ("X Series")

                                                Supplement dated ________ ___, 2009

                                                                 To
                                                   Prospectuses dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-866-695-2647.

This supplement  describes an option available to those currently  participating in  TrueAccumulation(R)-- Highest Daily, under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be transferred  into the required AST bond portfolio  Sub-account.  If you elect the 90% cap rule, we will replace the current  formula  governing  asset  transfers under the  benefit  with a  formula  that  will  transfer  no more  than 90% of  Account  Value  into the  applicable  AST bond  portfolio
Sub-account.

A.  Optional 90% Cap Rule Applicable to TrueAccumulation -- Highest Daily

In the section  entitled  "Living Benefits -  TrueAccumulation  -- Highest Daily" , we add the following  description of an optional feature for owners of  TrueAccumulation  -- Highest  Daily that limits the amount of Account  Value that can be allocated to the AST bond portfolio Sub-account used with the benefit.

OPTIONAL FEATURE FOR TRUEACCUMULATION -- HIGHEST DAILY
If you currently own an Annuity and have elected, as of the date of this Supplement,  TrueAccumulation -- Highest Daily benefit,  you can elect this optional  feature,  at no  additional  cost,  which  utilizes a new asset  transfer  formula.  The new  predetermined mathematical  formula  is  described  below and will  replace  the  "Transfer  Calculation"  portion of the asset  transfer  formula currently used in connection  with your benefit on a prospective  basis.  This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix E in your prospectus, and is provided below.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the
Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula,  the formula will not execute a transfer to the Transfer AST bond portfolio  Sub-account that results in more than 90% of your Account  Value being  allocated  to the Transfer AST bond  portfolio  Sub-account  ("90% cap rule").  Thus,  on any
Valuation  Day, if the formula would  require a transfer to the Transfer AST bond  portfolio  Sub-account  that would result in more than 90% of the Account  Value being  allocated  to the Transfer AST bond  portfolio  Sub-account  , only the amount that results in exactly  90% of  the  Account  Value  being  allocated  to  the  Transfer  AST  bond  portfolio  Sub-account  will  be  transferred.
Additionally,  future  transfers into the Transfer AST bond portfolio  Sub-account  will not be made  (regardless of the performance of the Transfer AST bond portfolio  Sub-account and the Permitted  Sub-accounts)  at least until there is first a  formula-initiated transfer  out of the Transfer AST bond  portfolio  Sub-account.  Once this  transfer  occurs out of the Transfer AST bond  portfolio
Sub-account,  future amounts may be  transferred  to or from the Transfer AST bond portfolio  Sub-account if dictated by the formula
(subject to the 90% cap rule).  At no time will the formula  make a transfer to the  Transfer AST bond  portfolio  Sub-account  that results in greater than 90% of your Account Value being  allocated to the Transfer AST bond portfolio  Sub-account.  However,  it is possible that,  due to the investment  performance  of your  allocations  in the Transfer AST bond  portfolio  Sub-account  and your allocations  in the Permitted  Sub-accounts  you have  selected,  your Account Value could be more than 90% invested in the Transfer
AST bond portfolio Sub-account.

If you make  additional  purchase  payments to your Annuity  while the transfer  restriction  of the 90% cap rule is in effect,  the formula will not transfer any of such  additional  purchase  payments to the Transfer AST bond portfolio  Sub-account at least until there is first a transfer out of the Transfer AST bond  portfolio  Sub-account,  regardless  of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio  Sub-account,  and the formula will still not transfer  any of your  Account  Value to the  Transfer  AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

o        March 19,  2010 - a  transfer  is made that  results  in the 90% cap rule being met and now  $90,000  is  allocated  to the
         Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an  additional  purchase  payment of $10,000.  No transfers  have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        As of March 20,  2010 (and at least  until  first a transfer is made out of the  Transfer  AST bond  portfolio  Sub-account under the formula) - the $10,000  payment is allocated to the Permitted  Sub-accounts  and now you have 82% in the Transfer
         AST bond  portfolio  Sub-account  and 18% in the  Permitted  Sub-accounts  (such that $20,000 is allocated to the Permitted
         Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
o        Once there is a transfer out of the Transfer AST bond portfolio  Sub-account  (of any amount),  the formula will operate as described  above,  meaning that the formula could transfer  amounts to or from the Transfer AST bond portfolio  Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule,  more than 90% of your Account  Value is allocated to an AST bond  portfolio  Sub-account used with the benefit,  a transfer will be made from the AST bond  portfolio  Sub-account  such that Account Value will be allocated
90% to the AST bond portfolio  Sub-account and 10% will be allocated to your elected  Sub-accounts.  Amounts to be transferred  from the AST bond portfolio  Sub-account to your elected Sub-accounts will be transferred  according to the following  "hierarchy" (i.e., if a given item is  inapplicable,  we use the next  instruction  that is applicable):  (a) the percentages  dictated by any existing asset allocation  program;  or (b) the percentages  dictated by any  auto-rebalancing  program; or (c) pro-rata according to amounts currently  held in your elected  Sub-accounts;  or (d) according to the  currently-effective  allocation  instructions  used for the allocation of subsequent Purchase Payments.

It is possible that  additional  transfers  might occur after this initial  transfer if dictated by the formula.  The amount of such additional  transfer(s)  will  vary.  If, on the date this  feature is  elected,  100% of your  Account  Value is  allocated  to the
Transfer AST bond portfolio  Sub-account,  a transfer of an amount equal to 10% of your Account Value will be made to your Permitted
Sub-accounts.  It is possible than an additional  transfer to the Permitted  Sub-accounts  could occur the following  Valuation Day, and in some  instances  (based upon the formula) this  additional  transfer  could be large.  Thereafter,  your Account Value can be transferred  between the Transfer AST Bond Portfolio  Sub-account and your Permitted  Sub-accounts as frequently as daily,  based on what the formula prescribes.

Once the transfer  restriction of the 90% cap rule is triggered,  future transfers into the Transfer AST bond portfolio  Sub-account will not be made  (regardless of the performance of the Transfer AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer out of the Transfer  AST bond  portfolio  Sub-account.  Once this  transfer  occurs out of the
Transfer AST bond portfolio  Sub-account,  future amounts may be transferred to or from the Transfer AST bond portfolio  Sub-account if dictated by the formula (subject to the 90% cap rule).

 Important Considerations When Electing this Feature:
o        At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio
     Sub-account.
o        Please be aware that because of the way the 90% cap rule asset transfer formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts.  Your Account Value can go up or down depending on the performance of the Permitted
     Sub-accounts you select.

o        Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing
     TrueAccumulation -- Highest Daily benefit.

The following is added to Appendix E in your prospectus:

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION -- HIGHEST DAILY

The following are the terms and definitions referenced in the transfer calculation formula:

        AV is the current Account Value of the Annuity
        V is the current Account Value of the elected Sub-accounts of the Annuity
        B is the total current value of the AST bond portfolio Sub-account
        Cl is the lower target value. Currently, it is 79%.
        Ct is the middle target value. Currently, it is 82%.
        Cu is the upper target value. Currently, it is 85%.
        T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

         For each guarantee provided under the benefit,

        Gi is the guarantee amount
        Ni is the number of days until the maturity date
        di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation

The  formula,  which  is set on the  Effective  Date of the 90% Cap  Rule,  and is not  changed  while  the  benefit  is in  effect, determines, on each Valuation Day, when a transfer is required.

On the  Effective  Date of the 90% Cap Rule (and only on this date),  the  following  asset  transfer  calculation  is  performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

 If (B / (V + B) > .90), then

T = B - [(V + B) * .90]

If T as described  above is greater than $0, then that amount ("T") is transferred  from the AST bond  portfolio  Sub-account to the elected  Sub-accounts  and no  additional  transfer  calculations  are  performed  on the  Effective  Date of the 90% Cap Rule.  Any transfers into the AST bond portfolio  Sub-account are suspended.  The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

On each Valuation  Date  thereafter  (including the Effective Date of the 90% Cap Rule,  provided (B / (V + B) < = .90), the formula begins by  determining  the value on that  Valuation Day that, if  appreciated  at the  applicable  discount  rate,  would equal the
Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the  "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio
Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:
T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer  AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond  portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond  portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

B.  AMENDED DISCLOSURE PERTAINING TO TRUEACCUMULATION -- HIGHEST DAILY

 We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and
Charges" to read as appears below.  This charge reflects the fact that the current charge and maximum charge for this benefit are the same, and thus clarifies the comparable portion of the May 1, 2009 prospectus.

                                        YOUR OPTIONAL BENEFIT FEES AND CHARGES (1)
              OPTIONAL BENEFIT                   OPTIONAL             TOTAL            TOTAL                 TOTAL
                                               BENEFIT FEE/          ANNUAL            ANNUAL                ANNUAL
                                                  CHARGE           CHARGE (2)        CHARGE (2)            CHARGE (2)
                                            (as a percentage of   for B SERIES      for L SERIES          for X SERIES
                                              Sub-account net
                                              assets, unless
                                                 otherwise
                                                indicated)

  TRUEACCUMULATION -- HIGHEST DAILY

  Current and Maximum Charge (3)                   0.60%              1.75%            2.10%                 2.15%

How Charge is Determined

1)   TrueAccumulation -- Highest Daily: Charge for this benefit is assessed against the average daily net assets of the
     Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of
     Sub-account assets. For the B Series, 1.50% total annual charge applies in all Annuity Years. For the L Series, 1.85% total annual charge applies in all Annuity Years, and for the X Series, 1.90% total annual charge applies in all Annuity Years. If you elected the benefit on or after May 1, 2009, the fees are as follows: For the B Series, 1.75% total annual charge applies in all Annuity Years. For the L Series, 2.10% total annual charge applies in all Annuity Years, and for the X Series, 2.15%
     total annual charge applies in all Annuity Years.

2)   The Total  Annual  Charge  includes  the  Insurance  Charge  assessed  against the average  daily net assets  allocated  to the
     Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual Charge would be higher to include the charge for each optional benefit.

3)   Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit.

                                                               PART C

                                                         OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24.Financial Statements and Exhibits

 (b) Exhibits

         4 (ac)   Form of TrueAccumulation - Highest Daily Benefit 90% Cap Schedule Supplement. Filed herewith.

         10.      Consent of independent registered public accounting firm. To be filed by amendment.

         13.(a)   Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin,  Frederick F. Cripe, Judith P. Greffin,
                  Susan L. Lees, Samuel Henry Pilch, John C. Pintozzi, George E. Ruebenson and Thomas  Joseph Wilson, II.
                  Incorporated herein by reference to Exhibit 13 to Form N-4 Registration Statement (File No. 333-141909) dated
                  February 26, 2009.

            (b)  Powers of Attorney for Mark R. LaNeve and Matther E. Winter.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address         Positions and Offices with Depositor

-----------------------------------         --------------------------------------------------------------

David Andrew Bird                           Director and Senior Vice President

Michael B. Boyle                            Director and Senior Vice President

Don Civgin                                  Director

Frederick F. Cripe                          Director and Executive Vice President

Judith P. Greffin                           Director, Senior Vice President and Chief Investment Officer

Mark R. LaNeve                              Director

Susan L. Lees                               Director, Senior Vice President, General Counsel and Secretary

Samuel Henry Pilch                          Director, Group Vice President and Controller

John C. Pintozzi                            Director, Senior Vice President and Chief Financial Officer

George E. Ruebenson                         Director and Chief Executive Officer

Thomas Joseph Wilson, II                    Director and Chairman of the Board

Matthew E. Winter                           Director and President

J. Eric Smith                               Senior Vice President

 Matthew S. Easley                          Vice President

 Mary Jovita McGinn                         Vice President and Assistant Secretary

D. Scott Harper                             Vice President

 Steven C. Verney                           Treasurer

 Charles Calvin Baggs                       Assistant Vice President

 Darryl L. Baltimore                        Assistant Vice President

 James Baumstark                            Assistant Vice President

 Laura J. Clark                             Assistant Vice President

 Errol Cramer                               Assistant Vice President and Appointed Actuary

 Lawrence William Dahl                      Assistant Vice President

 Sam DeFrank                                Assistant Vice President - Tax Counsel

 Sarah R. Donahue                           Assistant Vice President

 Michael Downing                            Assistant Vice President

 Karen C. Duffy                             Assistant Vice President and Assistant Treasurer

 Lisa J. Flanary                            Assistant Vice President

 Michael H. Haney                           Assistant Vice President

 Keith A. Hauschildt                        Assistant Vice President

 Atif (A.J.) Ijaz                           Assistant Vice President

 Mario Rizzo                                Assistant Vice President and Assistant Treasurer

 Mary Springberg                            Assistant Vice President

 Robert E. Transon                          Assistant Vice President

 Timothy Nicholas Vander Pas                Assistant Vice President

 Dean M. Way                                Assistant Vice President and Illustration Actuary

 Richard Zaharias                           Assistant Vice President

 Doris J. Bryant                            Assistant Secretary

 Paul N. Kierig                             Assistant Secretary

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th  Street, Lincoln, Nebraska 68506.

The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois  60062.

Item 29 Principal Underwriters

(b) The directors and officers of Allstate Distributors, the principal  underwriter, are as follows:

Name and Principal Business Address* of Each Such Person      Positions and Offices with Underwriter

--------------------------------------------------------               -----------------------------------------------

Lisa J. Flanary                                               Manager

Susan L. Lees                                                 Manager and Assistant Secretary

Timothy N. Vander Pas                                         Manager, Chairman of the Board and President

William D. Webb                                               Treasurer

Richard C. Crist, Jr.                                         Vice President and Chief Privacy Officer

Sarah R. Donahue                                              Vice President

Ryan Klein                                                    Vice President

Allen R. Reed                                                 Vice President and General Counsel

William D. Webb                                               Treasurer

Dana Goldstein                                                Chief Compliance Officer

DeeAnne Asplin                                                Assistant Vice President

Mary Jovita McGinn                                            Assistant Secretary

Mario Rizzo                                                   Assistant Treasurer

Steven Carl Verney                                            Assistant Treasurer

*  The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

                                                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors
Separate Account I has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 13th day of November, 2009.

                                           ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                                            (REGISTRANT)

                                                  ALLSTATE LIFE INSURANCE COMPANY
                                                             (DEPOSITOR)

                                                  BY:    /s/ Susan L. Lees
                                                        -------------------------------
                                                         Susan L. Lees
                                                         Senior Vice President,
                                                         General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following
Directors and Officers of Allstate Life Insurance Company on the 13th day of November, 2009.

                           */DAVID A. BIRD                        Director and Senior Vice President
                          -------------------------------------
                           David A. Bird

                           */MICHAEL B. BOYLE                     Director and Senior Vice President
                          -------------------------------------
                           Michael B. Boyle

                           */DON CIVGIN                           Director
                          -------------------------------------
                           Don Civgin

                           */FREDERICK F. CRIPE                   Director and Executive Vice President
                          -------------------------------------
                           Frederick F. Cripe

                           */JUDITH P. GREFFIN                    Director, Senior Vice President and
                          -------------------------------------   Chief Investment Officer
                           Judith P. Greffin

                           */MARK R. LANEVE                       Director
                          -------------------------------------
                          Mark R. LaNeve

                           /s/SUSAN L. LEES                       Director Senior Vice President,
                          -------------------------------------   General Counsel and Secretary
                           Susan L. Lees

                           */SAMUEL H. PILCH                      Director, Group Vice President and Controller
                          -------------------------------------
                           Samuel H. Pilch

                           */JOHN C. PINTOZZI                     Director, Senior Vice President and
                          -------------------------------------   Chief Financial
                           John C. Pintozzi                       Officer (Principal Financial Officer)

                           */GEORGE E. RUEBENSON                  Director and Chief Executive
                          -------------------------------------   Officer
                           George E. Ruebenson

                           */THOMAS J. WILSON                     Director and Chairman of the Board
                          -------------------------------------
                           Thomas J. Wilson

                           */MATTHEW E. WINTER                    Director and President
                          -------------------------------------
                           Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                                           Exhibit Index

4(ac)  Form of TrueAccumulation - Highest Daily Benefit 90% Cap Schedule Supplement

13(b)  Powers of Attorney for for Mark R. LaNeve and Matther E. Winter.